MEZZANINE EQUITY - CONVERTIBLE PREFERRED SHARES	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Preferred Stock [Text Block]
NOTE 15 -	MEZZANINE EQUITY – CONVERTIBLE PREFERRED SHARES

On February 6, 2014, the Company created the Series I Convertible Preferred Stock (“Series I Preferred”). A total of 500 shares of Series I Preferred are authorized and as of the current Balance Sheet Date, 100 shares are issued and outstanding, with a stated value of $100,000 and a par value of $0.01. The Certificate of Designations (“COD”) for the Series I Preferred contain the following features:
•	Conversion feature - the Series I Preferred Shares may be converted, at the option of the Holder, into the Company’s Common Stock at a stated conversion price of $0.07.
•	Subsequent dilutive issuances - if the Company issues options at a price below the Conversion Price, then the Conversion Price will be reduced.
•
Subsequent dividend issuances - if the Company issues Common Stock in lieu of cash in satisfaction of its dividend obligation on its Series C Certificate, the applicable Conversion Price of the Series I Preferred is adjusted.

Management has determined that the Series I Preferred host instrument is more akin to equity than debt and also that the above financial instruments are clearly and closely related to the host instrument, with bifurcation and classification as a derivative liability being not required.

Based on Management’s review of the COD, the host instrument, the Series I Preferred Shares, will be classified as mezzanine equity. The above identified embedded financial instruments: Conversion Feature, Subsequent Dilutive Issuances and Subsequent Dividend Issuances will not be bifurcated from the host and are therefore classified as mezzanine equity with the Series I Preferred. The Series I Preferred will be carried at the maximum redemption value, with changes in this value charged to retained earnings or to additional paid-in capital in the absence of retained earnings.

Changes in carrying value are also subtracted from net income (loss), (in a manner similar to the treatment of dividends paid on preferred stock), in arriving at net income (loss) available to common stockholders used in the calculation of earnings per share.

CONVERTIBLE PREFERRED MEZZANINE EQUITY

	March 31, 2016	March 31, 2015
Shares authorized	500	500
Shares outstanding	100	100
Par value	$0.01	$0.01
Stated value	$100,000	$100,000
Conversion Price	$0.07	$0.07
Common shares to be issued upon redemption	142,857,143	142,857,143
Closing price on valuation date	$0.31	$0.2450

Carrying value of convertible preferred mezzanine equity	$44,285,714	$35,000,000

INCREASE / (DECREASE) IN VALUE OF CONVERTIBLE PREFERRED MEZZANINE EQUITY

	FISCAL YEAR ENDED
	March 31, 2016	March 31, 2015
Series I Preferred	9,285,715	(23,709,069)